Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 993,840,000.00
Previously Paid Amount	0.00
Total Fee Amount	137,249.30
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 137,249.30
Narrative - Max Aggregate Offering Price	$ 993,840,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true